Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock Core Bond Portfolio - Investor C Shares	Jan. 28, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	488
Expense Example, No Redemption, 5 Years	852
Expense Example, No Redemption, 10 Years	$ 1,673